S000055534 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Europe Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.79%	4.90%	6.85%
Performance Inception Date			Dec. 23, 2016
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(3.71%)	4.12%	6.16%
Performance Inception Date			Dec. 23, 2016
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.14%)	2.39%	4.26%
Performance Inception Date			Dec. 23, 2016
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.11%)	2.46%	4.03%
Performance Inception Date			Dec. 23, 2016
Class N
Prospectus [Line Items]
Average Annual Return, Percent	(3.90%)	3.85%	5.89%
Performance Inception Date			Dec. 23, 2016